UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07409

Tax-Managed Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Growth Portfolio
December 31, 2023
Portfolio of Investments

Common Stocks — 99.9%
Security	Shares	Value
Aerospace & Defense — 1.5%
Boeing Co. (The)(1)	142,446	$ 37,129,974
General Dynamics Corp.	37,550	9,750,609
Lockheed Martin Corp.	18,733	8,490,545
Northrop Grumman Corp.	16,117	7,545,012
RTX Corp.	126,984	10,684,434
		$ 73,600,574
Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	72,701	$ 6,280,639
FedEx Corp.	76,559	19,367,130
United Parcel Service, Inc., Class B	127,908	20,110,975
		$ 45,758,744
Automobiles — 0.7%
Tesla, Inc.(1)	136,281	$ 33,863,103
		$ 33,863,103
Banks — 3.3%
Bank of America Corp.	478,599	$ 16,114,429
Fifth Third Bancorp	491,355	16,946,834
JPMorgan Chase & Co.	514,622	87,537,202
PNC Financial Services Group, Inc. (The)	15,834	2,451,895
Regions Financial Corp.	261,997	5,077,502
Truist Financial Corp.	311,559	11,502,758
U.S. Bancorp	76,801	3,323,947
Wells Fargo & Co.	446,596	21,981,455
		$ 164,936,022
Beverages — 1.2%
Constellation Brands, Inc., Class A	66,155	$ 15,992,971
Monster Beverage Corp.(1)	142,992	8,237,769
PepsiCo, Inc.	228,875	38,872,130
		$ 63,102,870
Biotechnology — 2.5%
AbbVie, Inc.	193,103	$ 29,925,172
Amgen, Inc.	97,100	27,966,742
Argenx SE ADR(1)	41,279	15,703,770
Biogen, Inc.(1)	7,070	1,829,504
Gilead Sciences, Inc.	193,738	15,694,715
Vertex Pharmaceuticals, Inc.(1)	83,684	34,050,183
		$ 125,170,086
Security	Shares	Value
Broadline Retail — 4.2%
Amazon.com, Inc.(1)	1,399,500	$ 212,640,030
		$ 212,640,030
Building Products — 0.2%
Carrier Global Corp.	189,214	$ 10,870,344
		$ 10,870,344
Capital Markets — 3.7%
Ameriprise Financial, Inc.	30,879	$ 11,728,771
Bank of New York Mellon Corp. (The)	149,031	7,757,063
BlackRock, Inc.	7,289	5,917,210
Cboe Global Markets, Inc.	75,857	13,545,026
Charles Schwab Corp. (The)	371,381	25,551,013
CME Group, Inc.	36,417	7,669,420
Goldman Sachs Group, Inc. (The)	128,899	49,725,367
Intercontinental Exchange, Inc.	60,970	7,830,377
LPL Financial Holdings, Inc.	33,113	7,537,181
Moody's Corp.	66,944	26,145,649
S&P Global, Inc.	32,008	14,100,164
T. Rowe Price Group, Inc.	105,316	11,341,480
		$ 188,848,721
Chemicals — 1.7%
Corteva, Inc.	18,814	$ 901,567
Dow, Inc.	18,955	1,039,492
DuPont de Nemours, Inc.	142,744	10,981,296
Ecolab, Inc.	110,020	21,822,467
Linde PLC	72,347	29,713,636
PPG Industries, Inc.	89,144	13,331,485
Sherwin-Williams Co. (The)	32,982	10,287,086
		$ 88,077,029
Commercial Services & Supplies — 0.6%
Waste Connections, Inc.	57,850	$ 8,635,270
Waste Management, Inc.	108,692	19,466,737
		$ 28,102,007
Communications Equipment — 1.2%
Arista Networks, Inc.(1)	143,663	$ 33,834,073
Cisco Systems, Inc.	517,461	26,142,130
		$ 59,976,203
Consumer Finance — 0.8%
American Express Co.	121,531	$ 22,767,618

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
December 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Consumer Finance (continued)
Discover Financial Services	144,856	$ 16,281,814
		$ 39,049,432
Consumer Staples Distribution & Retail — 2.7%
Costco Wholesale Corp.	113,479	$ 74,905,218
Sprouts Farmers Market, Inc.(1)	182,261	8,768,577
Walmart, Inc.	322,400	50,826,360
		$ 134,500,155
Electric Utilities — 0.7%
Duke Energy Corp.	234,233	$ 22,729,970
Edison International	197,713	14,134,503
		$ 36,864,473
Electrical Equipment — 0.9%
AMETEK, Inc.	23,362	$ 3,852,160
Eaton Corp. PLC	8,651	2,083,334
Emerson Electric Co.	269,079	26,189,459
Rockwell Automation, Inc.	50,722	15,748,167
		$ 47,873,120
Energy Equipment & Services — 0.3%
Halliburton Co.	166,374	$ 6,014,420
Schlumberger NV	206,344	10,738,142
		$ 16,752,562
Entertainment — 2.0%
Netflix, Inc.(1)	112,484	$ 54,766,210
Walt Disney Co. (The)	534,448	48,255,310
		$ 103,021,520
Financial Services — 4.1%
Berkshire Hathaway, Inc., Class A(1)	84	$ 45,580,503
Berkshire Hathaway, Inc., Class B(1)	224,230	79,973,872
Mastercard, Inc., Class A	36,635	15,625,194
PayPal Holdings, Inc.(1)	146,905	9,021,436
Visa, Inc., Class A	212,810	55,405,083
		$ 205,606,088
Food Products — 0.7%
Flowers Foods, Inc.	138,111	$ 3,108,879
Hershey Co. (The)	47,710	8,895,052
Lamb Weston Holdings, Inc.	73,135	7,905,162
Security	Shares	Value
Food Products (continued)
McCormick & Co., Inc., Non Voting Shares	96,258	$ 6,585,972
Nestle S.A.	94,686	10,975,988
		$ 37,471,053
Ground Transportation — 1.5%
CSX Corp.	52,770	$ 1,829,536
Norfolk Southern Corp.	65,062	15,379,355
Uber Technologies, Inc.(1)	331,498	20,410,332
Union Pacific Corp.	148,572	36,492,255
		$ 74,111,478
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	260,303	$ 28,651,551
Becton Dickinson & Co.	8,470	2,065,240
Boston Scientific Corp.(1)	289,826	16,754,841
Dexcom, Inc.(1)	143,376	17,791,528
GE HealthCare Technologies, Inc.	135,517	10,478,174
Intuitive Surgical, Inc.(1)	101,205	34,142,519
Medtronic PLC	110,455	9,099,283
Stryker Corp.	72,313	21,654,851
Zimmer Biomet Holdings, Inc.	77,057	9,377,837
		$ 150,015,824
Health Care Providers & Services — 2.2%
Cardinal Health, Inc.	14,717	$ 1,483,474
CVS Health Corp.	168,934	13,339,029
Elevance Health, Inc.	29,512	13,916,679
HCA Healthcare, Inc.	64,083	17,345,986
UnitedHealth Group, Inc.	123,171	64,845,836
		$ 110,931,004
Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc., Class A(1)	74,000	$ 10,074,360
Booking Holdings, Inc.(1)	15,067	53,445,964
Chipotle Mexican Grill, Inc.(1)	3,990	9,124,970
Marriott International, Inc., Class A	46,029	10,380,000
McDonald's Corp.	5,400	1,601,154
Starbucks Corp.	393,521	37,781,951
Yum! Brands, Inc.	79,662	10,408,637
		$ 132,817,036
Household Products — 1.3%
Colgate-Palmolive Co.	397,371	$ 31,674,442

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
December 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Household Products (continued)
Kimberly-Clark Corp.	6,282	$ 763,326
Procter & Gamble Co. (The)	220,699	32,341,232
		$ 64,779,000
Industrial Conglomerates — 0.5%
General Electric Co.	163,119	$ 20,818,878
Honeywell International, Inc.	20,192	4,234,464
		$ 25,053,342
Industrial REITs — 0.1%
EastGroup Properties, Inc.	39,500	$ 7,249,830
		$ 7,249,830
Insurance — 1.5%
Aflac, Inc.	154,400	$ 12,738,000
Aon PLC, Class A	27,135	7,896,828
Arthur J. Gallagher & Co.	47,054	10,581,503
Markel Group, Inc.(1)	6,362	9,033,404
Marsh & McLennan Cos., Inc.	46,353	8,782,503
Progressive Corp. (The)	151,029	24,055,899
Travelers Cos., Inc. (The)	20,353	3,877,043
		$ 76,965,180
Interactive Media & Services — 7.9%
Alphabet, Inc., Class A(1)	857,372	$ 119,766,295
Alphabet, Inc., Class C(1)	980,031	138,115,769
Meta Platforms, Inc., Class A(1)	390,562	138,243,325
		$ 396,125,389
IT Services — 1.7%
Accenture PLC, Class A	147,914	$ 51,904,502
Akamai Technologies, Inc.(1)	137,414	16,262,947
International Business Machines Corp.	92,900	15,193,795
		$ 83,361,244
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	151,400	$ 21,049,142
Danaher Corp.	182,007	42,105,499
Illumina, Inc.(1)	10,000	1,392,400
		$ 64,547,041
Machinery — 2.1%
Caterpillar, Inc.	56,089	$ 16,583,835
Deere & Co.	32,269	12,903,405
Donaldson Co., Inc.	82,526	5,393,074
Security	Shares	Value
Machinery (continued)
Dover Corp.	97,408	$ 14,982,324
Illinois Tool Works, Inc.	143,086	37,479,947
Otis Worldwide Corp.	68,364	6,116,527
PACCAR, Inc.	28,969	2,828,823
Parker-Hannifin Corp.	16,957	7,812,090
Snap-on, Inc.	14,911	4,306,893
		$ 108,406,918
Media — 0.2%
Comcast Corp., Class A	218,452	$ 9,579,120
		$ 9,579,120
Metals & Mining — 0.3%
Alcoa Corp.	195,000	$ 6,630,000
Nucor Corp.	35,624	6,200,001
		$ 12,830,001
Multi-Utilities — 0.1%
Consolidated Edison, Inc.	50,472	$ 4,591,438
		$ 4,591,438
Oil, Gas & Consumable Fuels — 3.3%
Antero Resources Corp.(1)	328,489	$ 7,450,130
Cheniere Energy, Inc.	149,498	25,520,804
ConocoPhillips	285,715	33,162,940
Devon Energy Corp.	33,163	1,502,284
EOG Resources, Inc.	16,793	2,031,113
Exxon Mobil Corp.	752,802	75,265,144
Hess Corp.	20,651	2,977,048
Marathon Petroleum Corp.	69,480	10,308,053
Murphy Oil Corp.	41,407	1,766,423
Phillips 66	51,867	6,905,572
		$ 166,889,511
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	26,451	$ 3,868,459
Kenvue, Inc.	102,541	2,207,707
		$ 6,076,166
Pharmaceuticals — 4.2%
AstraZeneca PLC ADR	182,272	$ 12,276,019
Bristol-Myers Squibb Co.	143,581	7,367,141
Catalent, Inc.(1)	45,943	2,064,219
Eli Lilly & Co.	148,712	86,687,199
Johnson & Johnson	267,485	41,925,599
Merck & Co., Inc.	215,040	23,443,661

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
December 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	311,715	$ 8,974,275
Zoetis, Inc.	142,003	28,027,132
		$ 210,765,245
Professional Services — 0.7%
ASGN, Inc.(1)	12,284	$ 1,181,352
Automatic Data Processing, Inc.	68,245	15,899,038
Jacobs Solutions, Inc.	55,476	7,200,785
Verisk Analytics, Inc.	46,792	11,176,737
		$ 35,457,912
Residential REITs — 0.2%
Invitation Homes, Inc.	230,000	$ 7,845,300
		$ 7,845,300
Semiconductors & Semiconductor Equipment — 7.3%
Analog Devices, Inc.	133,698	$ 26,547,075
Applied Materials, Inc.	187,182	30,336,587
Broadcom, Inc.	24,966	27,868,297
Intel Corp.	656,645	32,996,411
Lam Research Corp.	25,000	19,581,500
Marvell Technology, Inc.	91,890	5,541,886
NVIDIA Corp.	302,592	149,849,610
QUALCOMM, Inc.	314,846	45,536,177
Texas Instruments, Inc.	158,452	27,009,728
		$ 365,267,271
Software — 12.0%
Adobe, Inc.(1)	80,840	$ 48,229,144
Cadence Design Systems, Inc.(1)	83,984	22,874,722
Check Point Software Technologies, Ltd.(1)	54,716	8,360,058
Fortinet, Inc.(1)	100,000	5,853,000
Intuit, Inc.	46,644	29,153,899
Microsoft Corp.	909,092	341,854,956
Oracle Corp.	80,569	8,494,390
Palo Alto Networks, Inc.(1)	153,052	45,131,974
Salesforce, Inc.(1)	112,456	29,591,672
ServiceNow, Inc.(1)	66,921	47,279,017
Workday, Inc., Class A(1)	54,405	15,019,044
		$ 601,841,876
Specialized REITs — 0.4%
American Tower Corp.	10,718	$ 2,313,802
Public Storage	51,744	15,781,920
		$ 18,095,722
Security	Shares	Value
Specialty Retail — 2.6%
Best Buy Co., Inc.	58,781	$ 4,601,377
Lowe's Cos., Inc.	212,443	47,279,190
O'Reilly Automotive, Inc.(1)	18,600	17,671,488
Ross Stores, Inc.	141,093	19,525,860
TJX Cos., Inc. (The)	219,657	20,606,023
Tractor Supply Co.	50,157	10,785,260
Ulta Beauty, Inc.(1)	17,591	8,619,414
		$ 129,088,612
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	1,986,542	$ 382,468,931
		$ 382,468,931
Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	422,533	$ 45,874,408
		$ 45,874,408
Tobacco — 0.4%
Altria Group, Inc.	157,274	$ 6,344,433
Philip Morris International, Inc.	162,661	15,303,147
		$ 21,647,580
Total Common Stocks (identified cost $1,646,715,327)		$5,028,766,515

Short-Term Investments — 0.0%(2)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(3)	2,564,731	$ 2,564,731
Total Short-Term Investments (identified cost $2,564,731)		$ 2,564,731
Total Investments — 99.9% (identified cost $1,649,280,058)		$5,031,331,246
Other Assets, Less Liabilities — 0.1%		$ 3,540,139
Net Assets — 100.0%		$5,034,871,385
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
December 31, 2023
Portfolio of Investments — continued

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
December 31, 2023
Statement of Assets and Liabilities

December 31, 2023
Assets
Unaffiliated investments, at value (identified cost $1,646,715,327)	$ 5,028,766,515
Affiliated investments, at value (identified cost $2,564,731)	2,564,731
Dividends receivable	4,905,951
Dividends receivable from affiliated investments	27,626
Receivable for investments sold	263,164
Tax reclaims receivable	406,333
Receivable from affiliates	614,861
Trustees' deferred compensation plan	255,377
Total assets	$5,037,804,558
Liabilities
Payable to affiliates:
Investment adviser fee	$ 1,715,260
Trustees' fees	27,125
Trustees' deferred compensation plan	255,377
Accrued expenses	935,411
Total liabilities	$ 2,933,173
Net Assets applicable to investors' interest in Portfolio	$5,034,871,385

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
December 31, 2023
Statement of Operations

Year Ended
December 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $2,058,994)	$ 75,338,595
Dividend income from affiliated investments	1,573,276
Total investment income	$ 76,911,871
Expenses
Investment adviser fee	$ 22,844,487
Trustees’ fees and expenses	108,500
Custodian fee	1,476,037
Professional fees	402,763
Miscellaneous	294,110
Total expenses	$ 25,125,897
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 1,209,005
Total expense reductions	$ 1,209,005
Net expenses	$ 23,916,892
Net investment income	$ 52,994,979
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions(1)	$ 50,916,817
Investment transactions - affiliated investments(1)	8,727,060
Foreign currency transactions	673
Net realized gain	$ 59,644,550
Change in unrealized appreciation (depreciation):
Investments	$ 2,157,750,748
Investments - affiliated investments	(2,778,056)
Foreign currency	31,825
Net change in unrealized appreciation (depreciation)	$2,155,004,517
Net realized and unrealized gain	$2,214,649,067
Net increase in net assets from operations	$2,267,644,046
(1)	Aggregate amount includes $119,056,116 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
December 31, 2023
Statements of Changes in Net Assets

	Year Ended December 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 52,994,979	$ 300,457,402
Net realized gain	59,644,550	778,434,816
Net change in unrealized appreciation (depreciation)	2,155,004,517	(8,569,954,185)
Net increase (decrease) in net assets from operations	$ 2,267,644,046	$ (7,491,061,967)
Capital transactions:
Contributions	$ 90,713,310	$ 2,468,619,619
Withdrawals	(27,916,548,380)	(1,697,105,702)
Net increase (decrease) in net assets from capital transactions	$(27,825,835,070)	$ 771,513,917
Net decrease in net assets	$(25,558,191,024)	$ (6,719,548,050)
Net Assets
At beginning of year	$ 30,593,062,409	$ 37,312,610,459
At end of year	$ 5,034,871,385	$30,593,062,409

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
December 31, 2023
Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.43% (1)(2)	0.43% (2)	0.43%	0.44%	0.45%
Net investment income	0.95%	0.93%	0.69%	1.07%	1.28%
Portfolio Turnover(3)	7%	3%	1%	1%	1%
Total Return	28.67%	(19.86)%	25.05%	23.42%	29.87%
Net assets, end of year (000’s omitted)	$5,034,871	$30,593,062	$37,312,610	$27,986,714	$22,013,353
(1)	The investment adviser reimbursed certain operating expenses (equal to 0.02% of average daily net assets for the year ended December 31, 2023). Absent this reimbursement, total return would be lower.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(3)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
December 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2023, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 25.5%, 44.9%, 24.6%, and 5.0% respectively, in the Portfolio. As of the close of business on January 13, 2023, the unregistered fund redeemed in-kind its entire interest in the Portfolio amounting to $27,556,262,973. The in-kind redemption of the unregistered fund’s interest in the Portfolio did not result in the Portfolio’s recognition of any gain or loss for federal income tax purposes and is not expected to materially affect the Portfolio’s investment strategy, fees and expenses, or tax position.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such reclaims.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

Tax-Managed Growth Portfolio
December 31, 2023
Notes to Financial Statements — continued

As of December 31, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR) an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is based upon an annual rate of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate (Effective January 13, 2023)*	Annual Fee Rate (Prior to January 13, 2023)
Up to $500 million	0.5575%	0.6250%
$500 million but less than $1 billion	0.4950%	0.5625%
$1 billion but less than $1.5 billion	0.4325%	0.5000%
$1.5 billion but less than $7 billion	0.3700%	0.4375%
$7 billion but less than $10 billion	0.3575%	0.4250%
$10 billion but less than $15 billion	0.3450%	0.4125%
$15 billion but less than $20 billion	0.3325%	0.4000%
$20 billion but less than $25 billion	0.3225%	0.3900%
$25 billion but less than $30 billion	0.3125%	0.3800%
$30 billion but less than $35 billion	0.3020%	0.3700%
$35 billion but less than $45 billion	0.2970%	0.3650%
$45 billion and over	0.2920%	0.3600%
*	Pursuant to an amendment to the investment advisory agreement effective January 13, 2023, BMR contractually agreed to reduce the annual fee rate of the average daily net asset levels as stated above in order to approximately match the effective annualized fee rate in effect prior to the redemption described in Note 1.
For the year ended December 31, 2023, the Portfolio's investment adviser fee amounted to $22,844,487 or 0.41% of the Portfolio's average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended December 31, 2023, the investment adviser fee paid was reduced by $46,820 relating to the Portfolio’s investment in the Liquidity Fund.

Tax-Managed Growth Portfolio
December 31, 2023
Notes to Financial Statements — continued

Effective after the close of business on January 13, 2023, BMR has agreed to waive its advisory fee and/or reimburse the Portfolio's operating expenses to the extent that total annual operating expenses (excluding expenses such as brokerage commissions, borrowing costs, taxes or litigation expenses, indemnification expenses, and other expenses not incurred in the ordinary course of the Portfolio's business) exceed 0.43% of Portfolio's average daily net assets. The expense reimbursement agreement with BMR may be changed or terminated after January 13, 2026. For the period from the close of business on January 13, 2023 to December 31, 2023, BMR waived or reimbursed expenses of $1,162,185.
Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and investments transferred from the Portfolio, aggregated $479,831,905 and $511,038,928, respectively, for the year ended December 31, 2023. In addition, investors contributed securities with an aggregate market value of $75,679,239 and investments having an aggregate market value of $251,372,203 were distributed in payment for capital withdrawals during the year ended December 31, 2023.
As of the close of business on January 13, 2023, the unregistered fund redeemed in-kind its entire interest in the Portfolio amounting to $27,556,262,973 of which $27,357,403,265 represented securities and $198,859,708 represented cash. For financial reporting purposes, the identified cost of the aggregate investments redeemed amounting to $16,339,977,895  was carried forward to the unregistered fund and no gain or loss was recognized on the in-kind redemption.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,818,776,681
Gross unrealized appreciation	$ 3,213,892,732
Gross unrealized depreciation	(1,338,167)
Net unrealized appreciation	$3,212,554,565
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2023.

Tax-Managed Growth Portfolio
December 31, 2023
Notes to Financial Statements — continued

6  Affiliated Investments
At December 31, 2023, the value of the Portfolio's investment in affiliated issuers and funds that may be deemed to be affiliated was $2,564,731, which represents less than 0.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Morgan Stanley	$ 90,143,050	$ —	$ (96,092,054)	$ 8,727,060	$ (2,778,056)	$ —	$ 189,077	—
Short-Term Investments
Liquidity Fund	170,972,940	297,770,467	(466,178,676)	—	—	2,564,731	1,384,199	2,564,731
Total				$8,727,060	$(2,778,056)	$2,564,731	$1,573,276
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 508,726,029	$ —	$ —	$ 508,726,029
Consumer Discretionary	554,283,189	—	—	554,283,189
Consumer Staples	316,600,836	10,975,988	—	327,576,824
Energy	183,642,073	—	—	183,642,073
Financials	675,405,443	—	—	675,405,443
Health Care	661,429,200	—	—	661,429,200
Industrials	449,234,439	—	—	449,234,439
Information Technology	1,492,915,525	—	—	1,492,915,525
Materials	100,907,030	—	—	100,907,030
Real Estate	33,190,852	—	—	33,190,852
Utilities	41,455,911	—	—	41,455,911
Total Common Stocks	$5,017,790,527	$ 10,975,988*	$ —	$5,028,766,515

Tax-Managed Growth Portfolio
December 31, 2023
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 2,564,731	$ —	$ —	$ 2,564,731
Total Investments	$5,020,355,258	$ 10,975,988	$ —	$5,031,331,246
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Tax-Managed Growth Portfolio
December 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed Growth Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Tax-Managed Growth Portfolio (the “Portfolio"), including the portfolio of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Tax-Managed Growth Fund 1.0
December 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Series Trust (the Trust) and Tax-Managed Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and the Portfolio's affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund's and the Portfolio's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund and the Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund and the Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “MSIM” refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Eaton Vance
Tax-Managed Growth Fund 1.0
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President of the Trust	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management ‘Classic’ (2009-2020).
R. Kelly Williams, Jr. 1971	President of the Portfolio	Since 2023	President and Chief Operating Officer of Atlanta Capital Management Company, LLC. Officer of 21 registered investment companies managed by Eaton Vance or BMR.
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.

Eaton Vance
Tax-Managed Growth Fund 1.0
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Laura T. Donovan 1976	Chief Compliance Officer	Since 2024	Vice President of EVM and BMR.
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

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Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance
Tax-Managed Growth Fund 1.0
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

157    12.31.23

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2022 and December 31, 2023 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/22	12/31/23
Audit Fees	$117,200	$117,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$117,200	$117,200

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2022 and December 31, 2023; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/22	12/31/23
Registrant	$0	$0
Eaton Vance(1)	$52,836	$0

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
President

Date:	February 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2024

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
President

Date:	February 27, 2024